Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 582,033,600.00
Total Fee Amount	80,378.84
Total Offset Amount	0.00
Net Fee	$ 80,378.84
Offering Table N/A
Offset Table N/A	N/A